Commitments and Contingencies (Details Narrative) (10-Q)														3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 24, 2016 shares	Jun. 24, 2016 shares	Jun. 24, 2016 shares	Jun. 22, 2016 shares	May 18, 2016 USD ($) shares	May 15, 2016 shares	Sep. 10, 2015 shares	Oct. 22, 2014 shares	Sep. 03, 2014 USD ($) shares	Sep. 03, 2014 CAD shares	Apr. 23, 2014 CAD	Apr. 23, 2014 CAD	Dec. 02, 2013	Sep. 30, 2016 CAD	Sep. 30, 2015 CAD	Sep. 30, 2016 CAD shares	Sep. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD	Sep. 30, 2016 $ / shares	Sep. 30, 2016 CAD	May 18, 2016 CAD	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2016 CAD CAD / shares
Operating lease term													5 years
Operating lease expiry date													Nov. 30, 2018
Payment for rent																CAD 1,362		CAD 1,362
Property taxes operating expenses																810		810
Rental expenses														CAD 6,516	CAD 6,498	CAD 13,032	CAD 12,999	26,015	CAD 25,732
Number of common stock shares issued during the period | shares				15,264		13,874	50,000
Payment for commitments												CAD 427,000						427,000
Contingent payments																		CAD 600,000
Consideration payable of consulting fees																					CAD 9,838			CAD 9,688
Number of restricted common shares | shares								11,256
Consulting Agreement [Member] | Agent [Member]
Available for sale combination of equity and or debt																						CAD 13,117,000
Agreement term					1 year
Number of restricted common shares | shares					100,000
Percentage of placement fee equal to gross purchase price paid for equity					8.00%																	8.00%
Percentage of administrative fee of gross purchase price paid for equity					4.00%																	4.00%
Percentage of placement fee					4.00%																	4.00%
Percentage of common stock shares issuable upon exercise of conversion of all securities					8.00%																	8.00%
Consulting Agreement [Member] | Marketing Firm [Member]
Number of common stock shares issued during the period | shares	250,000		250,000
Consulting Agreement [Member] | Marketing Firm [Member] | October 24, 2016 [Member]
Number of common stock shares issued during the period | shares		250,000
Employment Agreements [Member]
Payment for commitments											CAD 427,000
Contingent payments											CAD 600,000
Connectus, Inc [Member]
Number of warrants issued during the period | shares																625,000
Number of common stock shares issued for compensation | shares																		93,000
USD [Member]
Consideration payable of consulting fees																					CAD 7,500		$ 7,500
Number of restricted common shares | shares								10,050
USD [Member] | Consulting Agreement [Member] | Agent [Member]
Available for sale combination of equity and or debt | $					$ 10,000,000
Warrants [Member]
Number of warrants exercisable per share | CAD / shares																								CAD 0.052
Number of warrants granted vested, shares | shares									300,000	300,000
Unvested portion vesting pro-rata raised in offering value										CAD 327,925
Vested offering costs										CAD 1,967,550								CAD 27,479
Warrants [Member] | USD [Member]
Number of warrants exercisable per share | $ / shares																				$ 0.04			$ 0.04
Unvested portion vesting pro-rata raised in offering value | $									$ 250,000
Vested offering costs | $									$ 1,500,000